March 10, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Discovery Premier Group Variable Contract Account, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, as amended, (“Act”) please accept this information concerning the filing of the annual reports made with the Commission by the underlying mutual funds within this group variable annuity. In addition, pursuant to Rule 30d-1 of the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. We hereby incorporate by reference the following annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0001193125-16-479895
	Date of Filing:	2016-02-26

	Share Class:	Series I

Invesco V.I. Core Equity Fund
Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Government Securities Fund
Invesco V.I. International Growth Fund

2.	Filer/Entity:	AB Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.:	0000825316
	Accession No.:	0001193125-16-475435
	Date of Filing:	2016-02-24

	Share Class:	Class A

AB VPS Growth and Income Portfolio
AB VPS Large Cap Growth Portfolio
AB VPS Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0000814680-16-000134
	Date of Filing:	2016-02-23

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.:	0001084060
	Accession No.:	0001084060-16-000023
	Date of Filing:	2016-02-22

	Share Class:	N/A

Davis Value Portfolio

5.	Filer/Entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-16-004813
	Date of Filing:	2016-03-07

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

6.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-16-000021
	Date of Filing:	2016-02-12

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-16-489679
	Date of Filing:	2016-03-02

	Share Class:	Class 1

Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund

8.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0000906185-16-000021
	Date of Filing:	2016-03-03

	Share Class:	Institutional

Enterprise Portfolio
Global Research Portfolio

9.	Filer/Entity:	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.:	0000918571
	Accession No.:	0001193125-16-477576
	Date of Filing:	2016-02-25

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Trust Series
MFS® Total Return Bond Series
MFS® Total Return Series

10.	Filer/Entity:	MFS Variable® Insurance Trust II
	Registration No.:	811-03732
	CIK No.:	0000719269
	Accession No.:	0001193125-16-477362
	Date of Filing:	2016-02-25

	Share Class:	Initial

MFS® Massachusetts Investors Growth Stock Portfolio

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.:	0001047304
	Accession No.:	0001193125-16-484237
	Date of Filing:	2016-02-29

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity:	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-16-495467
	Date of Filing:	2016-03-08

	Share Class:	Class I

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Money Market Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

13.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0001206774-16-004577
	Date of Filing:	2016-02-23

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

If you have any questions regarding this filing, please contact me at (860) 534-4245.

Sincerely,

/s/ Michele M. Drummey
Michele M. Drummey
Director & Corporate Counsel